Corporate general and administrative expenses	12 Months Ended
Dec. 31, 2018
Corporate general and administrative expenses [abstract]
Corporate general and administrative expenses
17.   Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other segments that do not directly relate to production. The following are components of corporate general and administrative expenses:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Salaries and employee benefits	$2,160	$2,173
Directors’ fees	326	269
Share-based payments	1,990	1,930
Professional fees	700	477
Office and general	1,544	1,802
	$6,720	$6,651